GENERAL (Tables)	12 Months Ended
Dec. 31, 2023
General
SCHEDULE OF COMPANIES SUBSIDIARIES

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2023		Percentage Owned December 31, 2022
Security Matters (SMX) PLC	Ireland	100%		-
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%		-
Lionheart III Corp	USA	100%		**
SMX Circular Economy Platform PTE, Ltd.	Singapore	100%		*
SMX (Security Matters) Ireland Limited	Ireland	100%		*
SMX Fashion and Luxury	France	100%		-
TrueSilver SMX Platform Ltd.	Canada	100%		-
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%		100	%***
Security Matters Canada Ltd.	Canada	100%		100	%***
SMX Beverages Pty Ltd.	Australia	100%		100	%***
True Gold Consortium Pty Ltd.	Australia	51.9	%***	See note 6

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned December 31, 2023	Percentage Owned December 31, 2022
Yahaloma Technologies Inc.	Canada	50%	50	%***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Incorporated in 2023.
**	Merger occurred in March 2023 as part of the Business Combination.
***	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2023.